Annual Total Returns - FidelityClimateActionFund-RetailPRO - FidelityClimateActionFund-RetailPRO - Fidelity Climate Action Fund	Jul. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 15, 2021
Fidelity Climate Action Fund
Bar Chart Table:
Annual Return 2022	(25.29%)
Annual Return 2023	19.06%